Label	Element	Value
PIA MBS Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

PIA MBS Bond Fund (the “Fund”)

Managed Account Completion Shares (MACS) (PMTGX)

The Fund is a series of Advisors Series Trust (the “Trust”)

Supplement dated June 30, 2017, to the Summary Prospectus and Prospectus,

each dated March 30, 2017

On June 14, 2017, at the request of Pacific Income Advisers, Inc. (the “Adviser”), investment adviser to the Fund, the Board of Trustees of the Trust approved a modification to the Fund’s investment objective and principal investment strategies.

Effective August 29, 2017, the Fund’s “Investment Objective” section on page 1 of the Summary Prospectus and on page 6 of the Fund’s Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PIA MBS Bond Fund
Objective [Heading]	rr_ObjectiveHeading	“Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that exceeds ~~approximates that of mortgage backed securities (“MBS”) included in~~ the Bloomberg Barclay’s ~~Capital~~ U.S. MBS Fixed Rate Index (the “MBS Index”).”

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Also effective August 29, 2017, the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and on page 7 of the Prospectus is revised as follows:

“Principal Investment Strategies of the Fund

Under normal conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including commercial mortgage-backed securities ~~bonds that meet the criteria for inclusion in the MBS Index~~.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) with a minimum issue size of $1 billion.  The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the Fund’s portfolio.  The weighted average of the duration of the Fund will generally be in range of plus or minus one year of the effective duration of the MBS index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The Fund may also utilize the “To Be Announced” (“TBA”) marker for ~~MBS~~ mortgage-backed securities for up to 100% of its net assets.  The TBA market allows investors to gain exposure to ~~MBS~~ mortgage-backed securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the Fund may utilize the dollar roll market in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The Fund may also invest up to 20% of its net assets in ~~collateralized mortgage obligations (“CMOs”),~~ asset-backed securities~~, commercial mortgage backed securities and other mortgage related securities that are not part of the MBS Index.~~”

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Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.